ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Balance at Beginning of period	$ 9,288,000	$ 10,654,000	$ 47,870,000
Increases	4,980,000	9,971,000	22,084,000
Decreases (utilized)	(8,240,000)	(12,923,000)	(63,467,000)
Adjustments	276,000	1,586,000	4,167,000
Balance at end of period	6,304,000	9,288,000	10,654,000
Rebates and patient discount programs
Disclosure of other provisions [line items]
Balance at Beginning of period	7,863,000	8,087,000	46,636,000
Increases	4,854,000	9,712,000	21,225,000
Decreases (utilized)	(7,024,000)	(10,423,000)	(60,498,000)
Adjustments	(146,000)	487,000	724,000
Balance at end of period	5,547,000	7,863,000	8,087,000
Product returns
Disclosure of other provisions [line items]
Balance at Beginning of period	1,425,000	2,567,000	1,234,000
Increases	126,000	259,000	859,000
Decreases (utilized)	(1,216,000)	(2,500,000)	(2,969,000)
Adjustments	422,000	1,099,000	3,443,000
Balance at end of period	$ 757,000	$ 1,425,000	$ 2,567,000